Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Ordinary shares par value (in Dollars per share)	$ 0.32	$ 0.0025
Class A Ordinary Shares
Ordinary shares, shares issued (in Shares)	95,232	862
Ordinary shares, shares outstanding (in Shares)	95,232	862
Class A Ordinary Shares | Before Retrospective Adjustment
Ordinary shares, shares authorized (in Shares)	100,000,000,000,000	300,000,000
Ordinary shares, shares issued (in Shares)	1,904,632	2,205,795
Ordinary shares, shares outstanding (in Shares)	1,904,632	2,205,795
Class B Ordinary Shares
Ordinary shares, shares issued (in Shares)	15,895	270
Ordinary shares, shares outstanding (in Shares)	15,895	270
Class B Ordinary Shares | Before Retrospective Adjustment
Ordinary shares, shares authorized (in Shares)	10,000,000,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	317,897	690,800
Ordinary shares, shares outstanding (in Shares)	317,897	690,800